Prepaid expenses and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Prepaid expenses and other current assets
Costs to obtain contracts with customers		¥ 137,666
Prepaid advertising expenses		29,735	¥ 24,313
Prepaid taxes		27,414	21,759
Prepaid rental and other deposits		13,454	11,644
Prepaid fees to third-party payment channels		6,490	5,066
Prepaid agent fees		3,281	3,607
Prepaid professional service fees		2,719	4,199
Advances to employees		2,439	2,314
Interest receivable		1,893	1,204
Prepaid Directors & Officers insurance		844	956
Prepayment for purchase of fix assets		1,281	2,469
Deposits in Paypal account		1,291	288
Other receivable of cash in transit due to student payments		1,322	874
Others		12,670	6,248
Total	$ 35,270	¥ 242,499	¥ 84,941